Offerings - Offering: 1	Sep. 29, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 48,750,000.00
Amount of Registration Fee	$ 6,732.38
Offering Note	* Calculated solely for the purpose of determining the amount of the filing fee, based on the purchase of 650,000 shares of Common Stock, par value $.01 per share, at the tender offer price of $75.00 per share, upon the terms and subject to the conditions of the Offer to Purchase, dated September 24, 2026, and the related Letter of Transmittal. The amount of the filing fee, calculated in accordance with Rule 0-11(b) of the Securities Exchange Act of 1934, as amended, equals $138.10 per $1,000,000 of the aggregate amount of the transaction valuation (or 0.01381% of the aggregate transaction valuation). [ ] Check the box if any part of the fee is offset as provided by Rule 0-11(a)(2) and identify the filing with which the offsetting fee was previously paid. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.